Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operating Results of Discontinued Operations

Summarized operating results of discontinued operations are presented in the following table:

For the Year Ended
December 31, 2017

Revenues	$-
Gross profit	-
Operating expenses	(105,772)
Interest income, net	21
Loss from discontinued operations	$(105,751)